One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

March 10, 2023
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variflex Separate Account
1940 Act Registration Number: 811‑03957
1933 Act Registration Numbers: 002‑89328 and 333‑36529
CIK: 0000740583
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi‑annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi‑annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 21, 2023
American Century Variable Portfolios, Inc.	0000814680	February 23, 2023
BNY Mellon Investment Portfolios	0001056707	February 10, 2023
Guggenheim Variable Funds Trust	0000217087	March 6, 2023
Legg Mason Partners Variable Equity Trust	0001176343	February 21, 2023
MFS® Variable Insurance Trust	0000918571	February 27, 2023
MFS® Variable Insurance Trust II	0000719269	February 27, 2023
Neuberger Berman Advisers Management Trust	0000736913	February 17, 2023
PIMCO Variable Insurance Trust	0001047304	March 1, 2023
Royce Capital Fund	0001006387	February 27, 2023
Rydex Variable Trust	0001064046	March 6, 2023

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company